Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,149,378,000.00
Previously Paid Amount	0.00
Total Fee Amount	158,729.10
Total Offset Amount	0.00
Net Fee	158,729.10
Narrative - Max Aggregate Offering Price	$ 1,149,378,000.00
Final Prospectus	true